Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	PULMATRIX, INC.
Entity Central Index Key	0001574235
Entity Primary SIC Number	2834
Entity Tax Identification Number	46-1821392
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	945 Concord Street
Entity Address, Address Line Two	Suite 1217
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01701
City Area Code	(888)
Local Phone Number	355-4440
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	945 Concord Street
Entity Address, Address Line Two	Suite 1217
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01701
City Area Code	(888)
Local Phone Number	355-4440
Contact Personnel Name	Peter Ludlum